SEGMENT REPORTING - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Net sales	$ 2,009,567	$ 2,176,515	$ 2,016,104
Long-lived tangible assets	15,789	13,426
U.S. [Member]
SEGMENT REPORTING [Abstract]
Net sales	1,924,237	2,078,959	1,901,896
Long-lived tangible assets	15,522	12,935
Non U.S [Member]
SEGMENT REPORTING [Abstract]
Net sales	85,330	97,556	$ 114,208
Long-lived tangible assets	$ 267	$ 491